Deposits - Additional Information (Detail) - USD ($)	Mar. 31, 2017	Mar. 31, 2016
Banking And Thrift [Abstract]
Certificate of deposit with balance of $250,000 or more	$ 50,500,000	$ 33,700,000
Maximum deposit insurance amount	$ 250,000